Employee costs (Tables)	12 Months Ended
Dec. 31, 2018
Employee costs
Schedule of component of employee costs

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Wages and salaries	1,305	1,345	1,190
Social security costs	228	209	167
Defined benefit plan pension costs (Note 19)	46	46	46
Defined benefit past service credit (Note 19)	(3)	(10)	(43)
Defined contribution plan pension costs (Note 19)	44	35	34
	1,620	1,625	1,394

Schedule of number of employees

	At December 31,
Employees	2018	2017	2016
Production	20,619	20,793	20,823
Administration	2,808	2,698	2,711
	23,427	23,491	23,534